Note 14 - Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

15. Fair Value Measurement

We use a fair-value approach to value certain assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. We use a fair value hierarchy, which distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level one — Quoted market prices in active markets for identical assets or liabilities;

•	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and

•	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We evaluate our hierarchy disclosures each quarter. Assets and liabilities measured at fair value on a recurring basis are summarized as follows:

Liabilities	Level 1	Level 2	Level 3	September 30, 2013
Fair value of common stock warrant liability	$—	$—	$—	$—
Accrued rent related to office closures	—	—	—	—
Total	$—	$—	$—	$—

Liabilities	Level 1	Level 2	Level 3	December 31, 2012
Fair value of common stock warrant liability	$—	$—	$9	$9
Accrued rent related to office closures	—	—	8,656	8,656
Total	$—	$—	$8,665	$8,665

A discussion of the valuation techniques used to measure fair value for the common stock warrants is in Note 12. The accrued rent relates to a non-cash charge for the closure of our Anaheim, California location, calculated by discounting the future lease payments to their present value using a risk-free discount rate from 0.6%. The accrued rent is included within liabilities of discontinued operations and long-term liabilities of discontinued operations in our consolidated balance sheets.

The following table shows the changes in Level 3 liabilities measured at fair value on a recurring basis for the nine months ended September 30, 2013:

	Other Liabilities*	Common Stock Warrant Liability	Total Level 3
Beginning balance	$8,656	$9	$8,665
Total realized and unrealized gains or losses	44	(9)	35
Repayments	(8,700)	—	(8,700)
Transfers out of level 3 upon exercise or conversion	—	—	—
Ending balance	$—	$—	$—

*   Represents the estimated fair value of the office closures included in accrued and other long-term liabilities.

14. Fair Value Measurement

We use a fair-value approach to value certain assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. We use a fair value hierarchy, which distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level one — Quoted market prices in active markets for identical assets or liabilities;

•	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and

•	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We evaluate our hierarchy disclosures each quarter. Assets and liabilities measured at fair value on a recurring basis are summarized as follows:

Liabilities	Level 1	Level 2	Level 3	December 31, 2012
Fair value of common stock warrant liability	$—	$—	$9	$9
Accrued rent related to office closures	—	—	8,657	8,657
Total	$—	$—	$8,666	$8,666

Liabilities	Level 1	Level 2	Level 3	December 31, 2011
Fair value of common stock warrant liability	$—	$—	$317,490	$317,490
Accrued rent related to office closures	—	—	79,888	79,888
Total	$—	$—	$397,378	$397,378

A discussion of the valuation techniques used to measure fair value for the common stock warrants is in Note 13. The accrued rent relates to a non-cash charge for the closure of our Anaheim, California location, calculated by discounting the future lease payments to their present value using a risk-free discount rate from 0.6%. The accrued rent is included within liabilities of discontinued operations and long-term liabilities of discontinued operations in our consolidated balance sheets.

The following table shows the changes in Level 3 liabilities measured at fair value on a recurring basis for the nine months ended December 31, 2012:

	Other Liabilities*	Common Stock Warrant Liability	Total Level 3
Beginning balance	$79,888	$317,490	$397,378
Total realized and unrealized gains or losses	354	416,526	416,880
Repayments	(71,585)	—	(71,585)
Transfers out of level 3 upon exercise or conversion	—	(734,007)	(734,007)
Ending balance	$8,657	$9	$8,666

*           Represents the estimated fair value of the office closures included in accrued and other long-term liabilities.